11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
December 21, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Counselor Series Trust (Invesco Counselor Series Trust)
CIK 0001112996
1933 Act Registration No. 333-36074
1940 Act Registration No. 811-09913
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the “Fund”) that the Prospectuses relating to the Class A, Class C, Class R, Class R5, Class R6, Class Y and Investor Class shares of:
Invesco American Franchise Fund, Invesco Capital Appreciation Fund, Invesco Core Plus Bond Fund, Invesco Discovery Fund, Invesco Equally-Weighted S&P 500 Fund, Invesco Equity and Income Fund, Invesco Floating Rate ESG Fund, Invesco Global Real Estate Income Fund, Invesco Growth and Income Fund, Invesco Advantage U.S. Fund, Invesco Master Loan Fund, Invesco NASDAQ 100 Index Fund, Invesco S&P 500 Index Fund, Invesco Senior Floating Rate Fund, Invesco Short Duration High Yield Municipal Fund and Invesco Short Term Municipal Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 159 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 16, 2021.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 323-0310 or Taylor.Edwards@invesco.com.
Very truly yours,
/s/ Taylor V. Edwards
Taylor V. Edwards Assistant General Counsel